REVENUES	12 Months Ended
Dec. 31, 2014
Revenue, Net
REVENUES

13. REVENUES

	Years ended December 31,
	2012	2013	2014
	RMB	RMB	RMB	US$
Online marketing services	212,443	612,565	1,322,612	213,166
Internet value-added services	2,354	83,155	400,671	64,576
Internet security services and others	73,130	54,191	40,296	6,495
	287,927	749,911	1,763,579	284,237